Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617-662-1501 Fax +1 617-368-0205 twrakestraw@statestreet.com

June 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated June 1, 2015, do not differ from those contained in Post-Effective Amendment No. 1,429 to the
Trust’s Registration Statement on Form N-1A, filed electronically on June 1, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr &
Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.